Leases (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Rental Costs

Year Ended December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$286.0	$16.5	$2.5	$19.5	$93.1	$18.0	$6.8	$8.0
Finance Lease Cost:
Amortization of Right-of-Use Assets	70.8	5.1	0.1	6.7	5.7	3.5	3.1	11.0
Interest on Lease Liabilities	16.4	1.4	—	2.9	2.9	0.7	0.6	2.9
Total Lease Rental Costs (a)	$373.2	$23.0	$2.6	$29.1	$101.7	$22.2	$10.5	$21.9

Year Ended December 31, 2018	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$245.0	$13.6	$2.7	$18.2	$89.2	$10.7	$5.7	$6.5
Finance Lease Cost:
Amortization of Right-of-Use Assets	62.4	4.8	0.1	7.0	6.6	3.9	3.2	11.2
Interest on Lease Liabilities	16.4	1.2	—	3.0	3.3	0.5	0.4	3.2
Total Lease Rental Costs	$323.8	$19.6	$2.8	$28.2	$99.1	$15.1	$9.3	$20.9

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Finance Lease Cost:
Amortization of Right-of-Use Assets	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Lease Liabilities	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

(a)	Excludes variable and short-term lease costs, which were immaterial for the twelve months ended December 31, 2019.

Supplemental Balance Sheet Information Related to Leases

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
Weighted-Average Remaining Lease Term (years):
Operating Leases	5.23	6.93	2.25	6.28	3.91	7.94	7.07	6.64
Finance Leases	5.85	6.69	0.25	6.12	6.55	6.49	6.23	5.16
Weighted-Average Discount Rate:
Operating Leases	3.60%	3.77%	3.14%	3.64%	3.45%	3.76%	3.64%	3.76%
Finance Leases	5.98%	4.62%	9.33%	8.08%	8.47%	4.54%	4.62%	5.01%

Year Ended December 31,2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows Used for Operating Leases	$284.7	$15.3	$2.4	$19.0	$94.3	$18.0	$6.7	$7.9
Operating Cash Flows Used for Finance Leases	16.4	1.4	—	2.9	3.1	0.7	0.6	3.0
Financing Cash Flows Used for Finance Leases	70.7	5.1	—	6.7	5.7	3.5	3.1	11.0

Non-cash Acquisitions Under Operating Leases	$125.0	$13.8	$0.6	$10.2	$18.7	$35.4	$8.2	$11.4

Property, Plant and Equipment and Related Obligations Under Finance Leases

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Finance Leases:
Generation	$131.6	$—	$—	$39.9	$28.8	$—	$0.6	$34.1
Other Property, Plant and Equipment	323.0	45.9	0.2	18.9	39.3	27.3	21.6	51.6
Total Property, Plant and Equipment	454.6	45.9	0.2	58.8	68.1	27.3	22.2	85.7
Accumulated Amortization	151.5	11.8	0.2	17.0	23.0	7.2	7.1	28.4
Net Property, Plant and Equipment Under Finance Leases	$303.1	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.3

Obligations Under Finance Leases:
Noncurrent Liability	$249.2	$28.2	$—	$35.0	$38.8	$16.2	$11.9	$47.1
Liability Due Within One Year	57.6	5.9	—	6.8	6.3	3.9	3.2	10.5
Total Obligations Under Finance Leases	$306.8	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.6

December 31, 2018	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Finance Leases:
Generation	$131.3		$—	$—	$38.7	$27.0	$—	$2.6	$34.3
Other Property, Plant and Equipment	373.9		38.8	0.2	17.3	33.3	20.4	17.6	119.8
Total Property, Plant and Equipment	505.2		38.8	0.2	56.0	60.3	20.4	20.2	154.1
Accumulated Amortization	226.4		10.3	0.1	16.2	21.6	8.3	7.9	99.9
Net Property, Plant and Equipment Under Finance Leases	$278.8		$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$54.2

Obligations Under Finance Leases:
Noncurrent Liability	$233.5		$24.0	$—	$33.7	$33.4	$9.2	$9.5	$50.6
Liability Due Within One Year	55.5	55.5	4.5	0.1	6.1	5.3	2.9	2.8	10.2
Total Obligations Under Finance Leases	$289.0		$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

Operating Lease Assets and Related Obligations

December 31, 2019	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Assets	$957.4	$81.8	$3.8	$78.5	$294.9	$88.0	$36.8	$40.5

Obligations Under Operating Leases:
Noncurrent Liability	$734.6	$71.1	$1.9	$64.0	$211.6	$76.0	$31.0	$34.7
Liability Due Within One Year	234.1	12.0	2.1	15.2	87.3	12.5	5.8	6.5
Total Obligations Under Operating Leases	$968.7	$83.1	$4.0	$79.2	$298.9	$88.5	$36.8	$41.2

Finance Lease Liabilities Rolling Future Minimum Lease Payments

Finance Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$72.7	$7.3	$—	$9.6	$9.4	$4.7	$3.8	$12.9
2021	64.9	6.7	—	8.9	8.7	4.3	3.2	11.9
2022	56.4	6.0	—	8.2	8.0	3.4	2.6	10.6
2023	49.6	5.4	—	7.7	7.5	2.8	2.3	9.8
2024	57.4	4.6	—	7.1	10.8	2.4	1.8	14.2
Later Years	64.4	9.8	—	9.8	16.4	5.7	3.8	6.8
Total Future Minimum Lease Payments	365.4	39.8	—	51.3	60.8	23.3	17.5	66.2
Less: Imputed Interest	58.6	5.7	—	9.5	15.7	3.2	2.4	8.6
Estimated Present Value of Future Minimum Lease Payments	$306.8	$34.1	$—	$41.8	$45.1	$20.1	$15.1	$57.6

Operating Lease Liabilities Rolling Future Minimum Lease Payments

Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2020	$269.9	$16.0	$2.2	$18.3	$97.0	$16.2	$7.3	$8.6
2021	253.6	15.3	1.2	15.7	92.9	14.2	6.4	8.2
2022	245.6	14.2	0.6	14.7	92.8	13.5	6.0	7.6
2023	74.8	13.0	0.1	11.9	10.1	12.3	5.6	6.4
2024	62.0	11.4	—	9.0	8.6	10.7	4.8	5.0
Later Years	169.7	26.0	—	20.0	21.0	36.5	12.0	11.8
Total Future Minimum Lease Payments	1,075.6	95.9	4.1	89.6	322.4	103.4	42.1	47.6
Less: Imputed Interest	106.9	12.8	0.1	10.4	23.5	14.9	5.3	6.4
Estimated Present Value of Future Minimum Lease Payments	$968.7	$83.1	$4.0	$79.2	$298.9	$88.5	$36.8	$41.2

Future Minimum Lease Payments

Finance Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$70.8	$5.8	$0.1	$9.0	$8.2	$3.3	$3.4	$13.1
2020	60.2	5.3	—	8.0	7.2	2.7	2.6	11.5
2021	51.7	4.7	—	7.3	6.6	2.3	2.0	10.5
2022	43.8	4.2	—	6.8	6.1	1.7	1.6	9.4
2023	35.5	3.7	—	6.3	5.7	1.2	1.4	8.6
Later Years	90.2	10.1	—	13.3	21.7	2.8	3.3	18.7
Total Future Minimum Lease Payments	352.2	33.8	0.1	50.7	55.5	14.0	14.3	71.8
Less: Imputed Interest	63.2	5.3	—	10.9	16.8	1.9	2.0	11.0
Estimated Present Value of Future Minimum Lease Payments	$289.0	$28.5	$0.1	$39.8	$38.7	$12.1	$12.3	$60.8

Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2019	$259.6	$15.1	$2.3	$17.6	$92.6	$14.5	$6.5	$7.4
2020	250.1	14.1	1.8	16.5	89.3	13.2	6.0	7.2
2021	232.7	13.2	1.0	13.9	84.8	10.9	5.0	6.7
2022	222.5	12.2	0.5	12.8	83.8	10.0	4.6	6.1
2023	58.3	10.8	0.1	9.9	6.5	8.8	4.1	5.0
Later Years	165.2	28.4	—	20.5	19.5	31.7	10.7	11.7
Total Future Minimum Lease Payments	$1,188.4	$93.8	$5.7	$91.2	$376.5	$89.1	$36.9	$44.1

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$47.3
AEP Texas	11.3
APCo	6.6
I&M	4.1
OPCo	7.3
PSO	4.2
SWEPCo	4.8

Future Minimum Lease Payments

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2020	$147.8	$73.9
2021	147.8	73.9
2022	147.5	73.7
Total Future Minimum Lease Payments	$443.1	$221.5

(a)    AEP’s future minimum lease payments include equal shares from AEGCo and I&M.